Lease obligations minimum lease payment (Details)	Dec. 31, 2021 CAD ($)
DisclosureOfMaturityAnalysisOfOperatingLeasePayments
Future minimum lease payment commitment under lease obligations	$ 4,724,847
Less: Interest	517,978
Present value of minimum lease payments	4,206,869
2022
DisclosureOfMaturityAnalysisOfOperatingLeasePayments
Future minimum lease payment commitment under lease obligations	2,317,817
2023
DisclosureOfMaturityAnalysisOfOperatingLeasePayments
Future minimum lease payment commitment under lease obligations	1,757,864
2024
DisclosureOfMaturityAnalysisOfOperatingLeasePayments
Future minimum lease payment commitment under lease obligations	$ 649,166